BMW Vehicle Owner Trust 2023-A
Accrued Interest Date: 08/25/2026	Collection Period Ending:	8/31/2026
Current Payment Date: 09/25/2026	Period:	38

Balances

	Initial	Beginning of Period	End of Period
Pool Balance	$1,670,093,594.79	$198,572,484.08	$182,381,857.06
Yield Supplement Overcollateralization Amount	$131,629,368.54	$5,547,644.97	$4,894,989.70
Adjusted Pool Balance	$1,538,464,226.25	$193,024,839.11	$177,486,867.36
Reserve Account	$3,846,160.57	$3,846,160.57	$3,846,160.57
Overcollateralization	$38,464,226.25	$38,461,605.66	$38,461,605.66

Notes				Ratio
Class A-1 Notes	$350,000,000.00	$-	$-	0.0%
Class A-2a Notes	345,000,000.00	-	-	0.0%
Class A-2b Notes	180,000,000.00	-	-	0.0%
Class A-3 Notes	525,000,000.00	54,563,233.45	39,025,261.70	28.1%
Class A-4 Notes	100,000,000.00	100,000,000.00	100,000,000.00	71.9%
	$1,500,000,000.00	$154,563,233.45	$139,025,261.70	100.0%

Reconciliation of Collection Account

Available Funds:
Available Interest:
Interest Collected on Receivables	$846,214.58
Servicer Advances	47,416.06
Servicer Advance Reimbursement	43,919.45
Administrative Purchase Payment	0.00
Warranty Purchase Payment	778.44
Recoveries	2,937.95
Investment Earnings from Reserve Account	11,410.28
Investment Earnings from Collection Account	0.00
Total Available Interest	$864,837.86

Available Principal:
Principal Collection on Receivables
Receipts of Scheduled Principal	$12,312,308.11
Receipts of Pre-Paid Principal	3,628,788.15
Liquidation Proceeds	69,539.27
Administrative Purchase Payment	0.00
Warranty Purchase Payment	87,205.18
Total Available Principal	$16,097,840.71
Advances from the Reserve Account	$0.00
Release from the Reserve Fund Account	$0.00

Total Available Funds	$16,962,678.57

Distributions:
Servicing Fees	$165,477.07
Non-recoverable Servicer Advance Reimbursement	4,996.51
Noteholder's Accrued and Unpaid Interest	686,217.41
First Priority Principal Distribution Amount to Noteholders	0.00
Reserve Account Deposit to achieve the Specified Reserve Account Balance	0.00
Regular Principal Distributable Amount to Noteholders	15,537,971.75
Amounts paid to Indenture Trustee, Owner Trustee and Asset Representations Reviewer (subject to annual cap)	3,000.00
Amounts paid to Indenture Trustee, Owner Trustee and Asset Representations Reviewer (not subject to annual cap)	0.00
Certificate Distribution Account (any remaining payments)	565,015.83
Total Distributions	$16,962,678.57

Monthly Period Receivables Principal Balance Calculation

Beginning Receivable Principal Balance	$198,572,484.08
Monthly Principal Received
Regular Principal Received	$12,312,308.11
Prepaid Principal Received	3,628,788.15
Liquidation Proceeds	69,539.27
Principal Balance Allocable to Gross Charge-offs	92,786.31
Principal Portion of Repurchased Receivables	87,205.18
Total Monthly Principal Amounts	$16,190,627.02

Ending Receivable Principal Balance	$182,381,857.06

Payments to Indenture Trustee, Owner Trustee and Asset Representations Reviewer

Indenture Trustee
Amount due and payable to Indenture Trustee before giving effect to	$3,000.00
payments on current Payment Date:
Amount due and payable to Indenture Trustee after giving effect to	$-
payments on current Payment Date:

Owner Trustee
Amount due and payable to Owner Trustee before giving effect to	$-
payments on current Payment Date:
Amount due and payable to Owner Trustee after giving effect to	$-
payments on current Payment Date:

Asset Representations Reviewer Trustee
Amount due and payable to Asset Representations Reviewer before	$-
giving effect to payments on current Payment Date:
Amount due and payable to Asset Representations Reviewer after	$-
giving effect to payments on current Payment Date:

Distributions

Interest Distributable Amount		Interest Rate	Current Payment	Per $1,000
Class A-1 Notes		5.59300%	$0.00	0.00
Class A-2a Notes		5.72000%	$0.00	0.00
Class A-2b Notes		0.00000%	$0.00	0.00
Class A-3 Notes		5.47000%	$248,717.41	0.47
Class A-4 Notes		5.25000%	$437,500.00	4.38
			$686,217.41

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	$-	$-	$-	0.00	0.00
Class A-2a Notes	-	-	-	0.00	0.00
Class A-2b Notes	-	-	-	0.00	0.00
Class A-3 Notes	54,563,233.45	15,537,971.75	39,025,261.70	29.60	0.07
Class A-4 Notes	100,000,000.00	-	100,000,000.00	0.00	1.00
	154,563,233.45	15,537,971.75	139,025,261.70

Carryover Shortfalls
	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2a Interest Carryover Shortfall	-	-	-
Class A-2b Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization Amount

Previous Distribution Date Required Amount	$5,547,644.97
Beginning Period Amount	5,547,644.97
Current Distribution Date Required Amount	4,894,989.70
Current Period Release	652,655.27
Ending Period Amount	$4,894,989.70

Reserve Account

Beginning Period Required Amount	$3,846,160.57
Beginning Period Amount	3,846,160.57
Net Investment Earnings	11,410.28
Current Period Deposit Amount Due	0.00
Reserve Fund Draw Amount	0.00
Ending Period Required Amount	3,846,160.57
Release to Depositor	11,410.28
Ending Period Amount	$3,846,160.57

Overcollateralization

Beginning Period Overcollateralization Amount	$38,461,605.66
Target Overcollateralization Amount	$38,461,605.66
Ending Period Over Collateralization Amount	$38,461,605.66
Current Period Release	$0.00

Receivables Data
		Beginning Period	Ending Period
Number of Receivables		13,731	13,060
Weighted Average Remaining Term		21.46	20.80
Weighted Average Annual Percentage Rate		5.20%	5.24%

Delinquencies as of the end of the Current Period	Units	Dollar Amount	% of Ending Rec Prin Bal
30-59 Days	151	$3,298,044.74	1.81%
60-89 Days	50	1,102,923.49	0.60%
90-119 Days	11	152,823.02	0.08%
120+ Days	5	138,832.68	0.08%

Total 30+ Days Past Due as of the end of the current period	217	$4,692,623.93	2.57%
Total 60+ Days Past Due as of the end of the current period	66	$1,394,579.19	0.76%

Delinquencies as of the end of prior periods
Total 30+ Days Past Due as of the end of the prior period			2.56%
Total 30+ Days Past Due as of the end of the 2nd preceding period			2.46%
Total 30+ Days Past Due as of the end of the 3rd preceding period			2.21%

Repossessions		Units	Dollar Amount
Beginning Period Repossessed Receivables Balance		11	348,926.47
Ending Period Repossessed Receivables Balance		17	419,680.12
Principal Balance of 90+ Day Repossessed Vehicles		1	1,268.01

Write-offs as of the end of the Current Period		Units	Dollar Amount
Gross Principal Write-offs		4	92,786.31
Recoveries		7	2,937.95
Net Write-Offs			89,848.36
Cumulative Net Write-offs		223	$3,268,696.85
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *			1.72%
Charge Off Rate **			0.19%
Avg of Net Write-offs ***			$14,657.83

Historical Loss Information

Write-offs as of the end of the Prior Period	Units	Dollar Amount
Gross Principal Write-offs	3	33,475.02
Recoveries	13	7,730.98
Net Write-Offs		25,744.04
Cumulative Net Write-offs	219	$3,178,848.49
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		1.53%
Charge Off Rate **		0.19%
Avg of Net Write-offs ***		$14,515.29

Write-offs as of the end of the 2nd Preceding Period	Units	Dollar Amount
Gross Principal Write-offs	10	111,827.04
Recoveries	4	3,624.55
Net Write-Offs		108,202.49
Cumulative Net Write-offs	216	$3,153,104.45
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		1.40%
Charge Off Rate **		0.19%
Avg of Net Write-offs ***		$14,597.71

Write-offs as of the end of the 3rd Preceding Period	Units	Dollar Amount
Gross Principal Write-offs	8	109,964.01
Recoveries	4	2,261.88
Net Write-Offs		107,702.13
Cumulative Net Write-offs	206	$3,044,901.96
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		1.24%
Charge Off Rate **		0.18%
Avg of Net Write-offs ***		$14,781.08

*Ratio of Cumulative Net Write-offs to Avg Portfolio Balance is calculated by dividing the Cumulative Net Write-offs for the period by the Avg Portfolio Balance for the period.
Avg Portfolio Balance for a period is equal to the average of the Beginning Receivable Principal Balance and the Ending Receivable
Principal Balance for such period.
**Charge Off Rate is calculated by dividing Cumulative Net Write-offs by initial Pool Balance as of the Cut-off Date.
*** Average of Net Write-offs is calculated by dividing Cumulative Net Write-offs by the aggregate number of Receivables that have experienced a net write-off.